Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000158043 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000158043 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000158043 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158043 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000158043 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000158043 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000158043 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000158043 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000158043 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000158043 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000158043 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000158043 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000158043 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000158043 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000158043 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000158043 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158043 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000158043 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000158043 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000158043 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000158043 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000158043 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000175540 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000175540 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000175540 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000175540 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000175540 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175540 [Member] | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175540 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000175540 [Member] | Novo Nordisk A S B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000175540 [Member] | Danone SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000175540 [Member] | Vinci SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000175540 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000175540 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000175540 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000175540 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000175540 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000175540 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000175540 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000175540 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000175540 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000175540 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000175540 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000175540 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000175540 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000175540 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000175540 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000175540 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000175540 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000175540 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000175540 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000175540 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000175540 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000175540 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000175540 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000158045 [Member] | Fastenal Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000158045 [Member] | Fair Isaac Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000158045 [Member] | Take Two Interactive Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000158045 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000158045 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000158045 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000158045 [Member] | AMETEK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000158045 [Member] | United Rentals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000158045 [Member] | The Hartford Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000158045 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000158045 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000158045 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000158045 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158045 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000158045 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000158045 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000158045 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000158045 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000158045 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158045 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000158045 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000158045 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000194897 [Member] | Esab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000194897 [Member] | Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000194897 [Member] | The AZEK Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000194897 [Member] | UGI Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000194897 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000194897 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000194897 [Member] | Planet Fitness Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000194897 [Member] | REVOLUTION Medicines Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000194897 [Member] | CommVault Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000194897 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000194897 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000194897 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000194897 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000194897 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000194897 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000194897 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000194897 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000194897 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000194897 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000194897 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000194897 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000194897 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000239874 [Member] | Generali [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000239874 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000239874 [Member] | Engie SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000239874 [Member] | Imperial Brands PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000239874 [Member] | Klepierre SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000239874 [Member] | Heidelberg Materials AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000239874 [Member] | NN Group NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000239874 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000239874 [Member] | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000239874 [Member] | Poste Italiane SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000239874 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000239874 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000239874 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000239874 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000239874 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000239874 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000239874 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000239874 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000239874 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000239874 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000239874 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000239874 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000239874 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000239874 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000239874 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000239874 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000239874 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000239874 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000239874 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000239874 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000239874 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000239874 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000239874 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000237881 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000237881 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000237881 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000237881 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237881 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237881 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237881 [Member] | OneMain Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237881 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000237881 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000237881 [Member] | Bristol Myers Squibb Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000237881 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000237881 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000237881 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237881 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000237881 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000237881 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000237881 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000237881 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237881 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000237881 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000237881 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000237881 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000232625 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000232625 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000232625 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000232625 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000232625 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000232625 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000232625 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000232625 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000232625 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000232625 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000232625 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000232625 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000232625 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232625 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000232625 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000232625 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000232625 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000232625 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204467 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000204467 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000204467 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000204467 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000204467 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000204467 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000204467 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000204467 [Member] | China Construction Bank Corp H Shares [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000204467 [Member] | PDD Holdings Inc ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000204467 [Member] | Meituan Class B [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000204467 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000204467 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000204467 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000204467 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000204467 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000204467 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
C000204467 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000204467 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000204467 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000204467 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000204467 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000204467 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000204467 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	1.60%
C000204467 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000204467 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	16.40%
C000204467 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.40%
C000204467 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	10.40%
C000204467 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000204467 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	1.90%
C000204467 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	23.80%
C000204467 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.40%
C000204467 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	23.40%
C000204467 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000227987 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.20%
C000227987 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000227987 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227987 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000227987 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227987 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000227987 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000227987 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227987 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000227987 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.20%
C000227987 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227987 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000227987 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000227987 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000226213 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000226213 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000226213 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000226213 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000226213 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.60%
C000226213 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000226213 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000226213 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000226213 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000226213 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000226213 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000226213 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000226213 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000226213 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000226213 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000226213 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000226213 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246920 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000246920 [Member] | Sandoz Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246920 [Member] | Capgemini SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246920 [Member] | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246920 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246920 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246920 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000246920 [Member] | Mitsubishi Electric Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000246920 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000246920 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000246920 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246920 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000246920 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000246920 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000246920 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000246920 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000246920 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000246920 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000246920 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000246920 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000246920 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000246920 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000246920 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000246920 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000246920 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000246920 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000246920 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000246920 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000246920 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246920 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000246920 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000245645 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000245645 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000245645 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000245645 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000245645 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000245645 [Member] | iShares Russell 3000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000245645 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000245645 [Member] | First Hawaiian Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000245645 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000245645 [Member] | Workday Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000245645 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000245645 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000245645 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000245645 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000245645 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000245645 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000245645 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000245645 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000245645 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000245645 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000245406 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000245406 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000245406 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000245406 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000245406 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000245406 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000245406 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000245406 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000245406 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000245406 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000245406 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000245406 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000245406 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000245406 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000245406 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000245406 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000245406 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000245406 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000245406 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000245406 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000245406 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000245406 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000245406 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.30%
C000249134 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000249134 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000249134 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000249134 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000249134 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000249134 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000249134 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000249134 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000249134 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000249134 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000249134 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000249134 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000249134 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000249134 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000249134 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000249134 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000249134 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000249134 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000255661 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000255661 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000255661 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000255661 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000255661 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000255661 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000255661 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000255661 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000255661 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255661 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000255661 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000255661 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000255661 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000255661 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000255661 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000255661 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000255661 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000255662 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000255662 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255662 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000255662 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255662 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000255662 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000255662 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000255662 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000255662 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000255662 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000255662 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000255662 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000255662 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000255662 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000255662 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000255662 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000255662 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000255662 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000255662 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%